Income Taxes - Income tax benefit (expense) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal					$ (12,976)	$ (239)
Foreign					(92)	(170)
Total current					(13,068)	(409)
Deferred:
Federal					10,446	(4,787)
State					(33)	(4,496)
Total deferred			$ 7,014	$ 9,454	10,413	(9,283)
Income tax benefit (expense)	$ (8,141)	$ (9,193)	$ 6,152	$ (3,217)	$ (2,655)	$ (9,692)